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First Eagle Gold Fund
First Eagle Gold Fund
Investment Objective

First Eagle Gold Fund (“Gold Fund”) seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio.

Fees and Expenses of the Gold Fund

The following information describes the fees and expenses you may pay if you buy, hold, and sell shares of the Gold Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Gold Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 108 and 115, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - First Eagle Gold Fund	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class R6
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00%		none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00%	[1]	1.00%	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - First Eagle Gold Fund		Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.35%	0.10%	none	none
Other Expenses	[1]	0.21%	0.20%	0.17%	0.15%	0.15%	0.23%	0.10%
Total Annual Operating Expenses (%)		1.21%	1.95%	0.92%	1.25%	1.00%	0.98%	0.85%
[1]	“Other Expenses” shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2020.

Example

The following example is intended to help you compare the cost of investing in the Gold Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same. Please keep in mind your actual costs may be higher or lower.

Sold
Expense Example - First Eagle Gold Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	617	865	1,132	1,893
Class C	298	612	1,052	2,275
Class I	94	293	509	1,131
Class R3	127	397	686	1,511
Class R4	102	318	552	1,225
Class R5	100	312	542	1,201
Class R6	87	271	471	1,049

Held
Expense Example No Redemption - First Eagle Gold Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	617	865	1,132	1,893
Class C	198	612	1,052	2,275
Class I	94	293	509	1,131
Class R3	127	397	686	1,511
Class R4	102	318	552	1,225
Class R5	100	312	542	1,201
Class R6	87	271	471	1,049

Portfolio Turnover Rate

The Gold Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.34% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective of providing investors the opportunity to participate in the investment characteristics of gold, the Gold Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in gold and/or securities (which may include both equity (e.g., common stocks) and, to a limited extent, debt instruments (e.g., notes and bonds)) directly related to gold or issuers principally engaged in the gold industry, including securities of gold mining finance companies as well as operating companies with long-, medium- or short-life mines. Up to 20% of the Fund’s assets may be invested in equity and, to a limited extent, debt instruments unrelated to gold or the gold industry. The Fund anticipates it will allocate a substantial amount of its assets to foreign investments (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts). The Fund may invest up to 20% of its total assets in debt securities. Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may also invest in fixed income instruments (without regard to credit rating or time to maturity), short-term debt instruments, other precious metals, and futures contracts related to precious metals. The Fund “counts” relevant derivative positions towards its “80% of assets” allocation, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price).

An investment in the Gold Fund is not intended to be a complete investment program. However, many investors believe that, historically, a limited exposure to investments in gold or gold-related instruments may provide some offset against the market impact of political and economic disruptions, as well as relieve inflationary or deflationary pressures.

The Gold Fund is a “non-diversified” fund. It generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts). The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies.

Unlike the Fund, the Subsidiary may invest without limitation in commodities and related instruments, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to any investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Compliance with the Fund’s investment restrictions generally will be measured on an aggregate basis in respect of the Fund’s and the Subsidiary’s portfolios. The Subsidiary will comply with the 1940 Act provisions governing affiliate transactions and custody of assets. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

For more information about the Gold Fund’s principal investment strategies, please see the More Information about the Funds’ Investments section.

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in the Gold Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Principal risks of investing in the Gold Fund, which could adversely affect its net asset value and total return, are:

•

Market Risk — The value and liquidity of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. Markets can be volatile, and values of individual securities and other investments at times may decline significantly and rapidly. Recent market conditions and events, including a global public health crisis and actions taken by governments in response, may exacerbate volatility. Rapid changes in value or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the value or time of its choosing and can result in losses.

•

Gold Risk — The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes in U.S. and foreign regulatory policies, taxes, currencies, mining laws, inflation, and various other market conditions. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.
•

Equity Risk — The value of the Fund’s portfolio holdings may fluctuate in response to the risk that the prices of equity securities, including common stock, rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. Equity securities generally have greater price volatility than debt securities.

•

Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. To date, derivatives have been used mainly under a hedging program intended to reduce the impact of foreign exchange rate changes on the Fund’s value. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile and futures contracts may lack liquidity. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities or financial index.

•

Foreign Investment Risk — The Fund may invest in foreign investments (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)). Foreign investments, which can be denominated in any applicable foreign currency, are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, GDRs and EDRs continue to be subject to many of the risks associated with investing directly in foreign investments. These risks may be more pronounced with respect to investments in emerging markets. Because of the Gold Fund’s policy of investing primarily in gold, securities directly related to gold and/or of companies engaged in the gold industry, a substantial part of the Gold Fund’s assets will generally be invested in securities of companies domiciled or operating in one or more foreign countries, including emerging markets.

•

Geographic Investment Risk — To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. While the Fund reserves the right to dynamically allocate its assets across countries and regions, listed below are some of the geographies in which the Fund has made significant investments as of the date of this Prospectus. Currently, a substantial portion of the companies in which the Fund invests are domiciled in Canada, although the mining operations of such companies often take place in other countries.

Canada Risk — The Canadian economy is susceptible to adverse changes in certain commodities markets, including those related to the mining and agricultural industries. It is also heavily dependent on trading with key partners. Any reduction in this trading may adversely affect the Canadian economy.

•

Diversification Risk — The Fund is a non-diversified mutual fund, and as a result, an investment in the Fund may expose your money to greater risks than if you invest in a diversified fund. The Fund may invest in a limited number of companies and industries, therefore gains or losses in a particular security may have a greater impact on their share price.

•

Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

•

Large-Size Company Risk — The Fund may invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Fund considers large companies to be companies with market capitalizations of $10 billion or greater.

•

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The Fund may invest in debt instruments that are below investment grade, commonly known as “high yield” or “junk” bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Generally, debt instruments with long maturities and low coupons have the longest durations. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations. Recent market conditions and events, including a global public health crisis and actions taken by governments in response, may exacerbate the risk that borrowers will not be able to make payments of interest and principal when due. In addition, with historically low interest rates in the United States and abroad, there is risk of significant future rate moves and related economic and market impacts.

•

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

•

Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as expected and could adversely affect the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the Gold Fund, please see the More Information about the Funds’ Investments section.

Investment Results

The following information provides an indication of the risks of investing in the Gold Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.feim.com/individual-investors/fund/gold-fund or by calling 800.334.2143.

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Calendar Year Total Returns—Class A†

†	Year-to-date performance as of October 31, 2020: 33.33%.
*	For the period presented in the bar chart above.

Best Quarter*		Worst Quarter*
Second Quarter 2020	39.99%	Second Quarter 2013	-32.24%

Average Annual Total Returns as of December 31, 2020

The following table discloses after-tax returns only for Class A shares.

After-tax returns for Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares will vary. While only partial information is shown for Class R3, Class R4, Class R5 and Class R6 shares (because they are more recently organized), annual returns for Class R3, Class R4, Class R5 and Class R6 shares would have been substantially similar to those shown here. Class R3, Class R4, Class R5 and Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R3, Class R4, Class R5 and Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

Average Annual Returns - First Eagle Gold Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	23.09%	16.25%	(2.87%)
Class C	27.62%	16.54%	(3.13%)
Class I	29.95%	17.78%	(2.11%)
Class R3	29.55%			19.40%	May 01, 2018
Class R4	29.87%			28.30%	Jul. 29, 2019
Class R5	29.65%			28.22%	Jul. 29, 2019
Class R6	30.02%			11.24%	Mar. 01, 2017
After Taxes on Distributions | Class A	22.59%	16.16%	(2.99%)
After Taxes on Distributions and Sale of Fund Shares | Class A	13.80%	13.14%	(2.09%)
MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes) | Class R3	15.90%	12.19%	9.87%	11.96%	May 01, 2018
MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes) | Class R4	15.90%	12.19%	9.87%	16.35%	Jul. 29, 2019
MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes) | Class R5	15.90%	12.19%	9.87%	16.35%	Jul. 29, 2019
MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes) | Class R6	15.90%	12.19%	9.87%	12.48%	Mar. 01, 2017
FTSE Gold Mines Index (reflects no deduction for fees, expenses or taxes) | Class R3	23.22%	21.86%	(5.03%)	20.28%	May 01, 2018
FTSE Gold Mines Index (reflects no deduction for fees, expenses or taxes) | Class R4	23.22%	21.86%	(5.03%)	21.98%	Jul. 29, 2019
FTSE Gold Mines Index (reflects no deduction for fees, expenses or taxes) | Class R5	23.22%	21.86%	(5.03%)	21.98%	Jul. 29, 2019
FTSE Gold Mines Index (reflects no deduction for fees, expenses or taxes) | Class R6	23.22%	21.86%	(5.03%)	11.78%	Mar. 01, 2017